Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in Shares)	684,041	242,874
Common stock, shares outstanding (in Shares)	683,868	242,701
Treasury stock (in Shares)	173	173	173
Previously Reported
Common stock, shares issued (in Shares)		242,874	72,299
Common stock, shares outstanding (in Shares)		242,701	72,126
Series A Convertible Preferred Stock
Preferred stock, shares issued (in Shares)		0	9,000
Preferred stock, shares outstanding (in Shares)		0	9,000
Series B Convertible Preferred Stock
Preferred stock, shares issued (in Shares)		0	11,000
Preferred stock, shares outstanding (in Shares)		0	11,000
Series C Convertible Preferred Stock
Preferred stock, shares issued (in Shares)	2,550	3,800	3,500
Preferred stock, shares outstanding (in Shares)	2,550	3,800	3,500
Preferred stock, liquidation preference	$ 2.55	$ 3.8
Series D Convertible Preferred Stock
Preferred stock, shares issued (in Shares)	0	5,000	0
Preferred stock, shares outstanding (in Shares)	0	5,000	0
Preferred stock, liquidation preference		$ 5
Series E Convertible Preferred Stock
Preferred stock, shares issued (in Shares)	19,396	19,500	0
Preferred stock, shares outstanding (in Shares)	19,396	19,500	0
Preferred stock, liquidation preference	$ 19.396	$ 19.5